General	12 Months Ended
Dec. 31, 2025
General [Abstract]
General

Note 1 – General

A.	Ellomay Capital Ltd. (the “Company”) is an Israeli based company whose shares are registered with the NYSE American and with the Tel Aviv Stock Exchange under the trading symbol “ELLO”.

Since 2009, the Company focuses its business in the renewable energy and power sectors in Europe, USA and Israel. To date, the Company has evaluated numerous opportunities and invested significant funds in the renewable, clean energy and natural resources industries in Israel, Italy, Spain, the Netherlands and Texas, USA.

As of December 31, 2025, the Company owns:

●	Approximately 335.9 MW of operating solar power plants (“Solar Plants”) in Spain (including a 300 MW solar plant in owned by Talasol Solar S.L., which is 51% owned by the Company) and 51% of approximately 38 MW of operating solar power plants in Italy;

●	16.875% indirect interest in Dorad Energy Ltd., which owns and operates one of Israel’s largest private power plants with production capacity of approximately 850 MW;

●	Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Nm3 per year, respectively;

●	83.333% of Ellomay Pumped Storage (2014) Ltd., which is involved in a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel;

●	51% of solar projects in Italy with an aggregate capacity of 160 MW that are under construction;

●	Solar projects in Italy with an aggregate capacity of 210 MW that have reached “ready to build” status; and

●	Solar projects in the Dallas Metropolitan area, Texas, USA with an aggregate capacity of approximately 38 MW that are connected to the grid, 11 MW that are currently in the test run phase prior to commercial operation and 14 MW that are under construction.

The address of the Company’s registered office is 18 Rothschild Blvd., Tel Aviv, Israel.

B.	Definitions:

In these financial statements:

Consolidated companies/subsidiaries – Companies, including partnerships, the financial statements of which are fully consolidated, directly or indirectly, with the financial statements of the Company.

Investee companies – Subsidiaries and companies, including partnerships, the Company’s investment in which is accounted for, directly or indirectly, using the equity method.

Related party – Within its meaning in IAS 24 (2009), “Related Party Disclosures”.

Unless otherwise noted, all references to “€,” “euro” or “EUR” are to the legal currency of the European Union, all references to “USD,” “US dollar,” “dollars” and “$” are to United States dollars, and all references to “NIS” are to New Israeli Shekels.

Other than as specifically noted, all amounts translated into euro were translated based on the exchange rate as of December 31, 2025.